Related party transactions - Additional information (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($)			3 Months Ended	6 Months Ended
	Jan. 28, 2021	Oct. 02, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 07, 2020
Related party
Proceeds from issuance of warrants				$ 9,900,000
Period after completion of initial business combination				30 days
Shares issuable per warrant			1	1
Payments for office space and administrative support services per month				$ 10,000
Administrative fee - related party			$ 84,677	$ 162,635
Private Placement
Related party
Number of warrants issued		7,060,000
Price of warrants		$ 1.50
Proceeds from issuance , gross		$ 10,600,000
Exercise price of warrants			$ 11.50	$ 11.50
Holdings
Related party
Outstanding balance			$ 0	$ 0
Administrative fee - related party			85,000	163,000
Maximum month expense, per the agreement	$ 50,000
Promissory Note with Related Party
Related party
Notes payable - related party						$ 195,000
Borrowing capacity							$ 300,000
Related Party Loans
Related party
Outstanding balance			0	0	$ 0
Maximum loans convertible into warrants			$ 1,500,000	$ 1,500,000
Related Party Loans | Private Placement
Related party
Price of warrants				$ 1.50